Life Insurance Operations (Life Insurance Premiums and Related Investment Income) (Detail) - JPY (¥) ¥ in Millions		12 Months Ended
		Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Net Investment Income [Line Items]
Total revenue		¥ 2,434,864	¥ 2,862,771	¥ 2,678,659
Life insurance premiums
Net Investment Income [Line Items]
Total revenue		330,811	299,320	247,427
Life insurance related investment income
Net Investment Income [Line Items]
Total revenue	[1]	16,325	52,270	48,513
Life Insurance Premiums And Related Investment Income
Net Investment Income [Line Items]
Total revenue		¥ 347,136	¥ 351,590	¥ 295,940

[1]	Life insurance related investment income in fiscal 2019 includes net unrealized holding losses of ¥217 million on equity securities held as of March 31, 2019.